Provisions - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [table]
Provision used	€ 370	€ 212	€ 0
Provisions for disputes
Disclosure of other provisions [table]
Provision for charges	29	200
Provisions for charges
Disclosure of other provisions [table]
Provision for charges	€ 21	€ 7